FIRSTAR FUNDS, INC.

U.S. GOVERNMENT MONEY MARKET FUND, U.S. TREASURY MONEY MARKET FUND, TAX-EXEMPT MONEY MARKET FUND, SHORT-TERM BOND MARKET FUND, INTERMEDIATE BOND MARKET FUND, TAX-EXEMPT INTERMEDIATE BOND FUND, BALANCED INCOME FUND, BALANCED GROWTH FUND, GROWTH AND INCOME FUND, EQUITY INDEX FUND, GROWTH FUND, MIDCAP INDEX FUND, SPECIAL GROWTH FUND, EMERGING GROWTH FUND, CORE INTERNATIONAL EQUITY FUND AND INTERNATIONAL EQUITY FUND

Supplement dated November 27, 2000 to the Prospectus for Y Shares of the Non-Money Market Funds and Institutional Shares of the Money Market Funds dated September 14, 2000 (as revised October 16, 2000).

In accordance with resolutions unanimously approved by the Board of Directors of Firstar Funds, Inc. ("Firstar" or the "Company") on June 16, 2000, on November 27, 2000, each of the following portfolios offered by Mercantile Mutual Funds, Inc. ("Mercantile") and Firstar Stellar Funds ("Stellar") reorganized into the corresponding portfolio offered by the Company indicated below:


MERCANTILE FUND                                        CORRESPONDING FIRSTAR FUND
Mercantile Treasury Money Market Portfolio             Firstar U.S. Treasury Money Market Fund
Mercantile Tax-Exempt Money Market Portfolio           Firstar Tax-Exempt Money Market Fund
Mercantile Intermediate Corporate Bond Portfolio       Firstar Intermediate Bond Market Fund
Mercantile Short-Intermediate Municipal Portfolio      Firstar Tax-Exempt Intermediate Bond
                                                       Fund

Mercantile Balanced Portfolio                          Firstar Balanced Growth Fund
Mercantile Equity Index Portfolio                      Firstar Equity Index Fund
Mercantile Growth & Income Equity Portfolio            Firstar Growth & Income Fund
Mercantile Growth Equity Portfolio                     Firstar Growth Fund
Mercantile Small Cap Equity Portfolio                  Firstar Emerging Growth Fund
Mercantile International Equity Portfolio              Firstar Core International Equity Fund

STELLAR FUND                                           CORRESPONDING FIRSTAR FUND
Stellar Treasury Fund                                  Firstar U.S. Treasury Money Market Fund
Stellar Tax-Free Money Market Fund                     Firstar Tax-Exempt Money Market Fund



Stellar Capital Appreciation Fund                      Firstar MidCap Index Fund
Stellar Fund                                           Firstar Balanced Income Fund



Effective November 27, 2000, the following Funds changed their names as follows:

PRIOR NAME                                 CURRENT NAME
----------                                 ------------
Firstar Short-Term Bond Market Fund        Firstar Short-Term Bond Fund
Firstar Intermediate Bond Market Fund      Firstar Intermediate Bond Fund
Firstar Growth Fund                        Firstar Large Cap Core Equity Fund
Firstar Special Growth Fund                Firstar MidCap Core Equity Fund
Firstar Emerging Growth Fund               Firstar Small Cap Core Equity Fund
Firstar Core International Equity Fund     Firstar International Growth Fund
Firstar International Equity Fund          Firstar International Value Fund

[THIS ASSUMES THAT THE NAME CHANGES FOR THE SHORT-TERM BOND MARKET, SPECIAL GROWTH AND INTERNATIONAL EQUITY FUNDS WILL BE EFFECTIVE AT THE FIRST CLOSING. FIRMCO PLEASE CONFIRM.]

Effective November 27, 2000, Y Shares of the Firstar Small Cap Core Equity and International Growth Funds and Institutional Shares of the Firstar U.S. Treasury Money Market Fund are no longer being offered by this Prospectus.

Effective November 27, 2000 the Prospectus is amended as follows:

PAGE 5

Under EXAMPLE, replace the chart with the following:

                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                     ------    -------    -------    --------
U.S. Government Money Market Fund     118        368       638         1,409


PAGE 9

Under EXAMPLE, replace the chart with the following:

                                 1 YEAR      3 YEARS       5 YEARS      10 YEARS
                                 ------      -------       -------      --------
Tax-Exempt Money Market Fund       $95         $296         $515         $1,143


PAGE 15

Under EXAMPLE, replace the information concerning the Intermediate Bond Fund with the following:

                                  1 YEAR      3 YEARS     5 YEARS       10 YEARS
                                  ------      -------     -------       --------
Intermediate Bond Fund              97          303         525          1,166


PAGE 27

Under EXAMPLE, replace the chart with the following:

                               1 YEAR        3 YEARS      5 YEARS       10 YEARS
                               ------        -------      -------       --------
Balanced Growth Fund            $129         $403          $697         $1,534